Schedule of Investments (Unaudited)
Pax Large Cap Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.8%
COMMUNICATION SERVICES: 11.4%
Alphabet, Inc., Class A (a)	15,223	$18,589,414
Alphabet, Inc., Class C (a)	15,275	18,620,225
AT&T, Inc.	566,741	21,445,480
T-Mobile US, Inc. (a)	172,700	13,603,579
Viacom, Inc., Class B	270,900	6,509,727
		78,768,425

CONSUMER DISCRETIONARY: 11.5%
Amazon.com, Inc. (a)	16,732	29,045,246
Aptiv PLC	131,500	11,495,730
Lowe's Cos., Inc.	146,562	16,115,958
PVH Corp.	96,880	8,547,722
Target Corp.	135,122	14,445,893
		79,650,549

CONSUMER STAPLES: 6.5%
Mondelez International, Inc., Class A	325,100	17,984,532
Procter & Gamble Co., The	215,400	26,791,452
		44,775,984

FINANCIALS: 13.4%
American International Group, Inc.	188,651	10,507,861
Bank of America Corp.	396,400	11,562,988
BlackRock, Inc.	27,100	12,076,844
Citizens Financial Group, Inc.	399,700	14,137,389
JPMorgan Chase & Co.	175,818	20,692,020
Prudential Financial, Inc.	87,300	7,852,635
Voya Financial, Inc.	294,300	16,021,692
		92,851,429

HEALTH CARE: 14.7%
Biogen, Inc. (a)	28,518	6,639,561
Bristol-Myers Squibb Co.	275,212	13,956,001
Celgene Corp. (a)	71,168	7,066,982
Cigna Corp.	60,894	9,243,100
Elanco Animal Health, Inc. (a)	320,627	8,525,472
Humana, Inc.	35,264	9,015,947
IQVIA Holdings, Inc. (a)	43,400	6,483,092
Merck & Co., Inc.	275,237	23,169,450
Thermo Fisher Scientific, Inc.	38,359	11,172,826
Vertex Pharmaceuticals, Inc. (a)	39,200	6,641,264
		101,913,695

INDUSTRIALS: 8.8%
Eaton Corp PLC	165,671	13,775,544
Ingersoll-Rand PLC	168,203	20,724,291
Waste Management, Inc.	117,827	13,550,105
Xylem, Inc.	163,700	13,033,794
		61,083,734

INFORMATION TECHNOLOGY: 21.6%
Accenture PLC, Class A	68,700	13,214,445
Apple, Inc.	173,695	38,902,469
Applied Materials, Inc.	295,842	14,762,516
Microsoft Corp.	260,594	36,230,384
salesforce.com, Inc. (a)	110,618	16,420,136
TE Connectivity, Ltd.	128,000	11,927,040
Visa, Inc., Class A	104,900	18,043,849
		149,500,839

MATERIALS: 3.2%
DuPont de Nemours, Inc.	108,266	7,720,448
Vulcan Materials Co.	97,800	14,791,272
		22,511,720

REAL ESTATE: 4.7%
Equinix, Inc., REIT	33,300	19,207,440
Prologis, Inc., REIT	153,500	13,081,270
		32,288,710

UTILITIES: 1.0%
American Water Works Co., Inc.	57,500	7,143,225

TOTAL COMMON STOCKS		670,488,310
(Cost $513,414,160)

MONEY MARKET: 3.2%
State Street Institutional U.S. Government Money Market Fund, 1.880% (b)(c)	22,028,110	22,028,110
(Cost $22,028,110)

TOTAL INVESTMENTS: 100.0%		692,516,420
(Cost $535,442,270)

Other assets and liabilities - (net): 0.0% (d)		89,458

Net Assets: 100.0%		$692,605,878

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(c)	Premier Class shares